INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets realization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ 1,385,990	R$ 1,003,257
2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	400,108
2026
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	530,429
2027
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	370,225
2028
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	441,814
2029
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	455,169
After 2029
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (811,755)